Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Envirotech Vehicles, Inc.
Entity Central Index Key	0001563568
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true